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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Account Management, LLC
Address:    17 Arlington Street
            Boston, MA  02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

Christopher de Roetth (signature of file)      Boston, MA         May 11, 2012
-----------------------------------------      -------------      ------------
                [Signature]                    [City, State]       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

NONE

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
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
Page 1 of 4      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)
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
                                                                           Item 6:                                Item 8:
                                                                    Investment Discretion                     Voting Authority
                                                     Item 5:  --------------------------------                   (Shares)
                     Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:          Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer        Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------ ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
Berkshire Hathaway Common
  Hld B            Stock      084670702  11,843,356   145,944  145,944                                       145,944
Berkshire Hathaway Common
  Inc. CL "A"      Stock      084670108   2,072,300        17       17                                            17
Agnico Eagle       Common
                    Stock     268648102     492,355    14,750   14,750                                        14,750
Credit Acceptance  Common
  Corporation      Stock      225310101  20,828,161   206,199  206,199                                       206,199
D R Horton Inc     Common
                   Stock      23331A109   7,016,125   462,500  462,500                                       462,500
Range Resources    Common
  Corp Com         Stock      75281A109   2,709,324    46,600   46,600                                        46,600
Novagold Resources Common
  Inc New          Stock      66987E206   1,823,720   254,000  254,000                                       254,000
ETFS Metal
  Securities
  Austrailia LTD
  Redeemable       Common
  Pref SHS         Stock      Q3635T113     472,800     2,821    2,821                                         2,821
G Check PT
  Software         Common
  Ford             Stock      M22465104   2,007,576    31,447   31,447                                        31,447
Maxim Integrated   Common
  Products         Stock      57772K101   3,938,987   137,775  137,775                                       137,775
Ritchie Bros.      Common
  Auction          Stock      767744105   1,280,664    53,900   53,900                                        53,900
  COLUMN TOTALS                          54,485,368 1,355,953

Page 2 of 4     FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC     (SEC USE ONLY)

                                                                          Item 6:                                  Item 8:
                                                                     Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                        Item 2:  Item 3:   Item 4:    Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP  Fair Market  Principal    (a)   As Defined    Shared-    Managers     (a)      (b)    (c)
Name of Issuer          Class    Number    Value      Amount      Sole   in Instr. V    Other    See Instr. V  Sole    Shared  None
---------------------- -------- -------- -----------  --------- -------- ----------- ----------- ------------ -------- ------- -----
Barrick Gold           Common
  Corporation          Stock   067901108   4,490,571   103,279   103,279                                       103,279
Canadian Natural       Common
Resources              Common
                       Stock   136385101     512,631    15,450    15,450                                        15,450
Microsoft Corporation  Common
                       Stock   594918104   5,816,155   180,290   180,290                                       180,290
Johnson & Johnson      Common
                       Stock   478160104   2,077,080    31,490    31,490                                        31,490
Leucadia National Corp Common
                       Stock   527288104   1,252,800    48,000    48,000                                        48,000
Goldcorp Inc.          Common
                       Stock   380956409   8,671,572   192,445   192,445                                       192,445
Ford Motor Company     Common
                       Stock   345370860     187,200    15,000    15,000                                        15,000
Cenovus Energy Inc.    Common
                       Stock   15135U109     251,580     7,000     7,000                                         7,000
EMC Corp Mass          Common
                       Stock   268648102   1,015,920    34,000    34,000                                        34,000
Kodiak Oil & Gas Corp  Common
  Com NPV              Stock   50015Q100   3,107,520   312,000   312,000                                       312,000
Enterprise Prods       Common
  Partners LP          Stock   293792107   2,671,882    52,940    52,940                                        52,940
Powersecure            Common
  International, Inc.  Stock   73936N105      70,854    11,692    11,692                                        11,692
SPDR Gold Trust        Common
                       Stock   78463V107   6,192,660    38,198    38,198                                        38,198
  COLUMN TOTALS                           36,318,425 1,041,784

Page 3 of 4      FORM 13F      NAME OF REPORTING MANAGER Account Management, LLC     (SEC USE ONLY)

                                                                           Item 6:                                  Item 8:
                                                                     Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined     Shared-    Managers       (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V    Other     See Instr. V   Sole   Shared  None
------------------     -------- --------- ----------- --------- -------- ------------ ----------  ------------- ------- ------- ----

Petaquilla Minerals    Common
  LTD                  Stock    716013107      32,013    71,140   71,140                                         71,140
Transdigm Group Inc.   Common
                       Stock    893641100   1,736,400    15,000   15,000                                         15,000
Market Vectors Gold    Common
  Miners ETF           Stock    57060U100     344,501     6,954    6,954                                          6,954
Randgold RES. LTD F    Common
                       Stock    752344309     219,950     2,500    2,500                                          2,500
Asia Tigers Fund Inc.  Common
                       Stock    04516T105     313,846    23,145   23,145                                         23,145
Sprott Physical Gold   Common
  Trust                Stock    85207H104   1,584,790   109,750  109,750                                        109,750
PMFG, Inc              Common
                       Stock    69345P103     525,350    35,000   35,000                                         35,000
Exxon Mobil            Common
  Corporation          Stock    30231G102   3,980,734    45,898   45,898                                         45,898
KB Home                Common
                       Stock    48666K109     534,000    60,000   60,000                                         60,000
Schlumberger           Common
                       Stock    806857108     314,685     4,500    4,500                                          4,500
MELA Sciences, Inc     Common
                       Stock    55277R100     845,376   188,700  188,700                                        188,700
Portfolio Recovery As. Common
                       Stock    73640Q105     466,180     6,500    6,500                                          6,500
                       Common
                       Stock                                           0                                              0
  COLUMN TOTALS                            10,897,825   569,087

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
Page 4 of 4      FORM 13F      NAME OF REPORTING MANAGER Account Management, LLC     (SEC USE ONLY)

                                                                    Item 6:                                  Item 8:
                                                              Investment Discretion                     Voting Authority
                                                Item 5:  --------------------------------                   (Shares)
                Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
Item 1:         Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-     Managers        (a)    (b)   (c)
Name of Issuer   Class    Number      Value     Amount     Sole   in Instr. V    Other     See Instr. V    Sole  Shared  None
--------------- -------- --------- ----------- --------- -------- ------------ ----------  ------------- ------- ------- ----
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                Common
                Stock                                           0                                              0
                                                       0
                                             0